GMO-Usonian Japan Value Creation Fund Investment Risks - GMO-Usonian Japan Value Creation Fund	Feb. 28, 2026
Market Risk Equities [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Focused Investment Risk – Because the Fund focuses its investments in securities of Japanese companies and companies tied economically to Japan, the Fund is more susceptible to changes in Japanese economic and political conditions, the reliability of financial information available concerning those companies, and the legal, tax and regulatory environment in Japan. Japan’s economy has experienced significant deflation and instability in its financial institutions historically, and there can be no assurance that such difficulties will not resurface, particularly in the event of a change in political leadership or other circumstances affecting the social, political or economic landscape of Japan. Changes in international trade and government tax and fiscal policies may have negative effects on the Japanese economy. Japan’s economy is geared toward global trade, and there can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. Changes in any of the factors noted above could have a material negative impact on the Fund’s investments.
Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk – Fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen can adversely affect the market value of the Fund’s holdings (e.g., the value of the U.S. dollar increases in relation to the Japanese Yen).
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets, including Japan. Shifts within Japan’s domestic political landscape, as well as political shifts affecting countries neighboring Japan (e.g., China, Taiwan, Russia, North Korea and South Korea), pose a particular risk of adverse effects on the Japanese economy and market. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
Illiquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities at desirable prices at a particular time or at all.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.